UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    310-843-1990

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            Los Angeles, CA  February 16, 2004
    By:  Michael D. Weiner, Vice President  Los Angeles, CA  February 16, 2004

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total (x$1000):  $2,946,681

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-10406   Apollo Investment Fund IV, L.P.
 02   28-_____   Apollo Management V, L.P.    (pending)
 03   28-_____   Apollo Investment Fund V, L.P.  (pending)


* Fair market value is based on the closing prices of the securities, as of December 31, 2003 reported for composite transactions in New York Stock Exchange- and American Stock Exchange-listed securities and trans-actions in the Nasdaq National Market, and closing quotations for Nasdaq Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

Allied Waste Industries Inc   Com Par $.01 New 019589308  912465  65739579 Sh       Defined **      65739799  0    0
AMC Entmt Inc                 Com              001669100    2529    166258 Sh       Defined 1         166258  0    0
Central Pkg Corp              Com              154785109    5616    376127 Sh       Defined **        376127  0    0
Compass Minerals Grp Inc.     Com              20451N101  148992  10433642 Sh       Defined 2,3     10433642  0    0
Hayes Lemmerz Intl Inc        Com              420781304   96834   5346983 Sh       Defined 2,3      5346983  0    0
Natl Fincl Prtnrs Corp        Com              63607P208  265171   9625079 Sh       Defined 1        9625079  0    0
Pacer Intl Inc Tenn           Com              69373H106  175972   8702893 Sh       Defined 1        8702893  0    0
Quality Distn Inc             Com              74756M102  203663  10390981 Sh       Defined **      10390981  0    0
Rent A Ctr Inc New            Com              76009N100  422052  14068391 Sh       Defined 1       14068391  0    0
Sirius Satellite Radio Inc    Com              82966U103  371519 117569352 Sh       Defined 1      117569352  0    0
SpectraSite Inc               Com              84761M104  273926   7882765 Sh       Defined 2,3      7882765  0    0
UnitedGlobalCom               Com              913247508   32416   3822679 Sh       Defined 1        3822679  0    0
United Rentals Inc            Com              911363109   35525   1844500 Sh       Defined 1        1844500  0    0
